Commitments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2017	Sep. 01, 2016
Commitments Details
Term of Lease	3 years
Monthly Payment Year One		$ 7,715
Monthly Payments Year Two		7,972
Monthly Payments Year Three		$ 8,229